Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31 consist of the following:

	2012	2011
	( In Thousands)
Securities sold under agreements to repurchase	$28,697	$21,794

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2012	2011
	(Dollars In Thousands)
Average balance during the year	$23,679	$28,521
Average interest rate during the year	.22%	.32%
Maximum month-end balance during the year	$32,386	$32,637
Weighted average interest rate at the end of the year	.20%	.25%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	2012	2011
	(In Thousands)

Notes with the FHLB:
Convertible note due October 2012 at 4.37%	$-	$5,000
Convertible note due May 2013 at 3.015%	5,000	5,000
Fixed rate note due July 2015 at 4.34%	7,487	7,670
Convertible note due January 2017 at 4.71%	10,000	10,000
	$22,487	$27,670

Schedule of Contractual Maturities of Other Borrowings [Table Text Block]

2013	$5,000
2015	7,487
2017	10,000
$22,487